Equity Investments (Details) (USD $)	12 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Cost Method	Dec. 31, 2010 Cost Method	Oct. 31, 2011 Alibaba Group	Sep. 30, 2011 CRIC	Dec. 31, 2010 CRIC	Dec. 31, 2011 CRIC Y	Dec. 31, 2010 CRIC	Dec. 31, 2011 Others	Dec. 31, 2010 Others	Dec. 31, 2011 Available-for-sale Securities	Dec. 31, 2010 Available-for-sale Securities	Dec. 31, 2009 Available-for-sale Securities
Equity investments
Balance at the beginning of the period	$ 508,113,000	$ 580,606,000		$ 31,368,000	$ 7,106,000				$ 466,460,000	$ 572,000,000	$ 7,917,000		$ 2,368,000		$ 1,500,000
Investments made	253,256,000	41,570,000		96,829,000	24,262,000	50,000,000			2,068,000	8,929,000	18,702,000	8,379,000	135,657,000
Income (loss) from investment	1,466,000	12,604,000							2,641,000	13,066,000	(1,175,000)	(462,000)
Investment impairment	(281,548,000)	(128,554,000)		(386,000)			(230,300,000)	(128,600,000)	(230,258,000)	(128,554,000)			(50,904,000)
Unrealized gain		868,000												868,000
Unrealized losses, net	(23,257,000)												(23,257,000)
Others	5,909,000	1,019,000		1,426,000					3,477,000	1,019,000	1,006,000
Balance at the end of the period	463,939,000	508,113,000		129,237,000	31,368,000			466,460,000	244,388,000	466,460,000	26,450,000	7,917,000	63,864,000		1,500,000
Investment in which the entity had significant influence	270,800,000										24,600,000
Allocation of cost
Carrying value of investment	463,939,000	508,113,000		129,237,000	31,368,000			466,460,000	244,388,000	466,460,000	26,450,000	7,917,000	63,864,000		1,500,000
Proportionate share of CRIC's shareholders equity									197,225,000
Excess of carrying value of investment over proportionate share of CRIC's shareholders equity									47,163,000
The excess of carrying value has been primarily assigned to:
Goodwill									24,511,000
Amortizable intangible assets									30,195,000
Deferred tax liabilities	340,000	223,000	190,000						(7,543,000)
Cumulative earnings in equity interest									$ 15,707,000
Weighted average life of the intangible assets (in years)	7								10